NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Growth Fund

Supplement dated February 9, 2017
to the Summary Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the table under the section entitled "Portfolio Managers" on page 3 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers	Title	Length of Service
Martin Romo	Partner – Capital World Investors, a division of Capital Research	Since 2016
Michael T. Kerr	Partner – Capital World Investors, a division of Capital Research	Since 2005
Ronald B. Morrow	Partner – Capital World Investors, a division of Capital Research	Since 2003
Andraz Razen	Vice President – Capital World Investors, a division of Capital Research	Since 2013
Alan J. Wilson	Partner – Capital World Investors, a division of Capital Research	Since 2014

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE